UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07916

ALLIANCEBERNSTEIN UTILITY INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2008

Date of reporting period: August 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein Utility Income Fund

Portfolio of Investments

August 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 89.9%
Utilities - 73.0%
Electric Utilities - 36.8%
Allegheny Energy, Inc.	153,800	$6,971,754
American Electric Power Co., Inc.	64,959	2,535,999
CEZ	38,860	2,915,989
CLP Holdings Ltd.	552,000	4,478,074
CPFL Energia SA (ADR)	32,700	2,057,157
Duke Energy Corp.	296,884	5,177,657
E.ON AG	73,200	4,274,857
Edison International	88,600	4,068,512
Electricite de France	27,000	2,309,152
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA-Class B	136,201	2,523,479
Enel SpA	286,450	2,630,117
Entergy Corp.	45,600	4,714,584
Exelon Corp.	111,000	8,431,560
FirstEnergy Corp.	106,700	7,750,688
Fortum Oyj	125,500	5,151,247
FPL Group, Inc.	120,300	7,225,218
ITC Holdings Corp.	91,800	5,141,718
PPL Corp.	85,200	3,729,204
Progress Energy, Inc.	89,900	3,926,832
Scottish & Southern Energy PLC	163,515	4,306,877
The Southern Co.	136,200	5,108,862

		95,429,537

Gas Utilities - 9.2%
Equitable Resources, Inc.	122,700	6,123,957
Hong Kong & China Gas Co. Ltd.	2,003,760	4,495,786
New Jersey Resources Corp.	90,225	3,264,340
Oneok, Inc.	92,500	4,043,175
Questar Corp.	86,900	4,509,241
Xinao Gas Holdings Ltd.	916,000	1,453,148

		23,889,647

Independent Power Producers & Energy Traders - 9.8%
The AES Corp. (a)	216,900	3,309,894
AES Tiete SA	669,659	6,676,048
Dynegy, Inc.-Class A (a)	534,283	3,184,327
NRG Energy, Inc. (a)	163,000	6,135,320
Ormat Technologies, Inc.	67,500	3,384,450
Tractebel Energia SA	212,600	2,628,153

		25,318,192

Multi-Utilities - 17.2%
Centerpoint Energy, Inc.	441,300	7,007,844
Gaz de France SA	23,373	1,345,520
MDU Resources Group, Inc.	68,945	2,277,943
National Grid PLC (Sponsored) (ADR)	45,026	2,952,355
NSTAR	197,300	6,676,632
PG&E Corp.	98,200	4,058,606
Public Service Enterprise Group, Inc.	167,200	6,816,744
Sempra Energy	163,167	9,450,632
Xcel Energy, Inc.	193,300	3,964,583

		44,550,859

		189,188,235

Telecommunication Services - 9.7%
Diversified Telecommunication Services - 6.6%
AT&T, Inc.	73,200	2,341,668
Chunghwa Telecom Co. Ltd. (ADR) (a)	141,700	3,505,658
Tw Telecom, Inc.-Class A (a)	306,300	4,698,642
Vimpel-Communications (Sponsored) (ADR)	158,500	3,808,755
Windstream Corp.	222,100	2,758,482

		17,113,205

Wireless Telecommunication Services - 3.1%
America Movil SAB de CV Series L (ADR)	76,040	3,906,935
MTN Group Ltd.	181,000	2,782,789
Sprint Nextel Corp.	152,200	1,327,184

		8,016,908

		25,130,113

Energy - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
China Shenhua Energy Co., Ltd-Class H	435,000	1,485,421
Spectra Energy Corp	116,000	3,069,360
Williams Cos, Inc.	233,500	7,212,815

		11,767,596

Industrials - 2.7%
Commercial Services & Supplies - 0.6%
EnergySolutions, Inc.	78,000	1,440,660

Construction & Engineering - 1.8%
Fluor Corp.	59,200	4,743,696

Electrical Equipment - 0.3%
GT Solar International, Inc. (a)	63,200	796,320

		6,980,676

Total Common Stocks (cost $178,022,409)		233,066,620

INVESTMENT COMPANIES - 1.8%
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Tortoise Energy Capital Corp. (cost $4,740,395)	188,887	4,780,730

CONVERTIBLE - PREFERRED STOCKS - 1.8%
Utilities - 1.8%
Electric Utilities - 1.8%
Entergy Corp.
7.625% (cost $3,762,980)	75,600	4,604,040

NON-CONVERTIBLE - PREFERRED STOCKS - 1.0%
Other Instruments - 1.0%
Other Instruments - 1.0%
Georgia Power Co.
6.00% (cost $2,662,420)	104,900	2,646,627

SHORT-TERM INVESTMENTS - 5.4%
Investment Companies - 5.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $13,992,807)	13,992,807	13,992,807

Total Investments - 99.9%
(cost $203,181,011)		259,090,824
Other assets less liabilities - 0.1%		229,278

Net Assets - 100.0%		$259,320,102

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR - American Depositary Receipt

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$211,687,702	$-0-
Level 2	47,403,122	-0-
Level 3	-0-	-0-

Total	$259,090,824	$-0-

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 11/30/2007	$-0-	$-0-
Accrued discounts /premiums	-0-	-0-
Realized gain (loss)	-0-	-0-	*
Change in unrealized appreciation/depreciation	-0-	-0-
Net purchases (sales)	-0-	-0-
Net transfers in and/or out of Level 3	-0-	-0-

Balance as of 8/31/08	$-0-	$-0-
Net change in unrealized appreciation/depreciation from Investments still held as of 8/31/08	$-0-	$-0-

*	The realized gain (loss) recognized during the period ended 8/31/08 for other financial instruments was $0.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Utility Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	October 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	October 24, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 24, 2008